RESTRICTED STOCK UNITS (Details)	1 Months Ended					3 Months Ended	12 Months Ended
	Jan. 31, 2015 shares	Feb. 28, 2014 USD ($) shares	Jan. 31, 2014 company shares	Jan. 31, 2013 USD ($) management_company shares	Sep. 30, 2010	Dec. 31, 2015 $ / shares shares	Dec. 31, 2015 USD ($) company $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 $ / shares	Sep. 27, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved											800,000
RSUs granted				94,476
RSUs fair values | $ / shares						$ 1.07	$ 1.07	$ 4.53	$ 9.19	$ 5.25
RSUs fair value granted | $ / shares							4.30	9.48	6.74
RSUs fair value settled | $ / shares							$ 4.44	$ 9.32	$ 9.65
Shares issued				35,061		110,128
Value of shares paid | $		$ 464,630		$ 181,610
RSU share settlement (Percent)		50.00%		50.00%
RSU cash settlement (Percent)		50.00%		50.00%
Number of management companies | management_company				2
Number of RSU vesting years				3 years	3 years
Share-based payment award, award vesting period					1/3
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	33.33%		33.33%	33.33%			33.33%
RSUs granted			55,111
Number Of Management Companies That Received Award | company			2				2
Shares issued		49,489
Number of RSU vesting years			3 years				3 years
Restricted Stock Units Granted to Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU outstanding, beginning balance	74,578		88,157	66,307			74,578	88,157	66,307
RSU settled							(40,462)	(41,134)	(25,388)
RSUs granted							24,602	27,555	47,238
RSU outstanding, ending balance						58,718	58,718	74,578	88,157
Restricted Stock Units Granted to Management Companies [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU outstanding, beginning balance	74,581		88,161	66,311			74,581	88,161	66,311
RSU settled							(40,463)	(41,136)	(25,388)
RSUs granted							24,604	27,556	47,238
RSU outstanding, ending balance						58,722	58,722	74,581	88,161
Restricted Stock Units Granted Total [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU outstanding, beginning balance	149,159		176,318	132,618			149,159	176,318	132,618
RSU settled							(80,925)	(82,270)	(50,776)
RSUs granted							49,206	55,111	94,476
RSU outstanding, ending balance						117,440	117,440	149,159	176,318
Restricted Stock Units Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit (income) expense | $							$ 0	$ 200,000	$ 900,000